Commitments (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Payment for license cost	$ 10,000		$ 10,000
Percentage of royalties revenue	2.00%		2.00%
License revenue	0	0	0	0	0
License payable	10,000		20,000	35,833	20,000
Employee settlement	50,000		50,000	50,000	50,000
Royalty revenue	$ 0	$ 0		$ 10,000